United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  8/31/10

Date of Reporting Period:  Quarter ended 5/31/10

Item 1.                      Schedule of Investments

Federated Intermediate Government/Corporate Fund

Portfolio of Investments

May 31, 2010 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 44.8%
		Basic Industry - Chemicals – 1.9%
$25,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	29,698
25,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	27,140
20,000		Praxair, Inc., 4.625%, 3/30/2015	21,803
50,000		RPM International, Inc., 6.50%, 2/15/2018	54,242
35,000		Rohm & Haas Co., 6.00%, 9/15/2017	37,064
		TOTAL	169,947
		Basic Industry - Metals & Mining – 1.5%
20,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	23,460
50,000		BHP Finance (USA), Inc., 6.50%, 4/1/2019	58,363
50,000		Barrick Gold Corp., 6.95%, 4/1/2019	58,128
		TOTAL	139,951
		Basic Industry - Paper – 0.3%
25,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	28,572
		Capital Goods - Aerospace & Defense – 0.8%
20,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	20,135
50,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	50,875
		TOTAL	71,010
		Capital Goods - Building Materials – 0.3%
25,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	24,280
		Capital Goods - Construction Machinery – 0.3%
25,000		Caterpillar, Inc., 7.00%, 12/15/2013	29,104
		Capital Goods - Diversified Manufacturing – 2.0%
15,000		Dover Corp., Note, 5.45%, 3/15/2018	16,585
10,000		Emerson Electric Co., 4.875%, 10/15/2019	10,837
50,000		Harsco Corp., 5.75%, 5/15/2018	54,437
10,000	[1,2]	Hutchison Whampoa International Ltd., 6.50%, 2/13/2013	10,901
50,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	57,666
40,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	29,400
		TOTAL	179,826
		Capital Goods - Environmental – 0.6%
50,000		Waste Management, Inc., 7.375%, 3/11/2019	59,677
		Communications - Media & Cable – 1.7%
45,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	50,571
50,000		Cox Communications, Inc., 7.125%, 10/1/2012	55,686
50,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	53,678
		TOTAL	159,935
		Communications - Media Noncable – 0.3%
25,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	29,391
		Communications - Telecom Wireless – 0.9%
25,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	27,538
10,000		Vodafone Group PLC, 5.35%, 2/27/2012	10,543
40,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	43,361
		TOTAL	81,442
		Communications - Telecom Wirelines – 1.6%
25,000		AT&T, Inc., 6.70%, 11/15/2013	28,735

Principal Amount or Shares			Value
$10,000		CenturyTel, Inc., Sr. Note, 6.15%, 9/15/2019	9,739
20,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	21,446
25,000		Rogers Communications, Inc., 6.80%, 8/15/2018	28,964
29,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	31,113
25,000		Verizon Communications, Inc., 6.10%, 4/15/2018	27,844
		TOTAL	147,841
		Consumer Cyclical - Automotive – 1.1%
50,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	52,961
50,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	51,012
		TOTAL	103,973
		Consumer Cyclical - Entertainment – 0.3%
25,000		Time Warner, Inc., Company Guarantee, 6.875%, 6/15/2018	28,413
		Consumer Cyclical - Retailers – 0.3%
20,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	21,896
10,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	10,075
		TOTAL	31,971
		Consumer Non-Cyclical - Food/Beverage – 1.4%
10,000		Coca-Cola Enterprises, Inc., 4.25%, 3/1/2015	10,712
40,000		General Mills, Inc., Note, 5.70%, 2/15/2017	45,268
20,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	21,719
10,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	11,056
25,000		PepsiCo, Inc., 4.65%, 2/15/2013	27,024
10,000		Ralcorp Holdings, Inc., Company Guarantee, 6.625%, 8/15/2039	10,369
		TOTAL	126,148
		Consumer Non-Cyclical - Health Care – 2.1%
25,000		Boston Scientific Corp., 4.50%, 1/15/2015	24,343
50,000		Boston Scientific Corp., Sr. Unsecd. Note, 6.00%, 6/15/2011	50,982
50,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	55,876
35,000		Covidien International Finance SA, 5.45%, 10/15/2012	38,201
25,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	27,274
		TOTAL	196,676
		Consumer Non-Cyclical - Supermarkets – 0.9%
25,000		Kroger Co., 5.00%, 4/15/2013	26,936
50,000		Kroger Co., 7.50%, 1/15/2014	58,215
		TOTAL	85,151
		Consumer Non-Cyclical - Tobacco – 1.2%
45,000		Altria Group, Inc., 9.25%, 8/6/2019	53,546
50,000		Philip Morris International, Inc., 5.65%, 5/16/2018	53,934
		TOTAL	107,480
		Energy - Independent – 0.8%
50,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	53,923
20,000		Devon Energy Corp., 6.30%, 1/15/2019	22,901
		TOTAL	76,824
		Energy - Integrated – 0.3%
23,338	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	23,902
		Energy - Refining – 0.6%
50,000		Valero Energy Corp., 9.375%, 3/15/2019	59,470
		Financial Institution - Banking – 3.9%
50,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	50,893

Principal Amount or Shares			Value
$25,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	25,722
50,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	55,388
60,000		Capital One Capital IV, 6.745%, 2/17/2037	50,100
25,000		Capital One Capital V, 10.25%, 8/15/2039	27,031
25,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	28,469
50,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, 6.05%, 8/15/2012	52,842
20,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	20,050
50,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	52,609
		TOTAL	363,104
		Financial Institution - Brokerage – 2.9%
25,000		BlackRock, Inc., 6.25%, 9/15/2017	28,332
15,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.95%, 6/1/2014	16,184
20,000		Eaton Vance Corp., 6.50%, 10/2/2017	21,961
100,000	[1,2]	FMR LLC, 4.75%, 3/1/2013	104,753
10,000		Janus Capital Group, Inc., Sr. Note, 6.50%, 6/15/2012	10,320
10,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	10,237
20,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	22,485
50,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	57,441
		TOTAL	271,713
		Financial Institution - Finance Noncaptive – 1.8%
25,000		American Express Co., 4.875%, 7/15/2013	26,636
25,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	30,465
50,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	49,888
40,000		General Electric Capital Corp., 5.625%, 5/1/2018	41,716
10,000	[1,2]	Macquarie Group Ltd., Note, (Series 144A), 7.625%, 8/13/2019	11,135
		TOTAL	159,840
		Financial Institution - Insurance - Health – 0.8%
40,000		Aetna US Healthcare, 5.75%, 6/15/2011	41,718
25,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	27,479
		TOTAL	69,197
		Financial Institution - Insurance - Life – 2.3%
40,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 6/1/2039	52,684
50,000		MetLife, Inc., Sr. Unsecd. Note, (Series A), 6.817%, 8/15/2018	55,040
50,000	[1,2]	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	53,719
50,000		Prudential Financial, Inc., 5.15%, 1/15/2013	52,968
		TOTAL	214,411
		Financial Institution - Insurance - P&C – 1.9%
25,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	27,517
50,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	54,963
30,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	30,618
25,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	25,818
10,000	[1,2]	Nationwide Mutual Insurance Co., Note, (Series 144A), 9.375%, 8/15/2039	11,447
25,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	27,839
		TOTAL	178,202
		Financial Institution - REITs – 1.0%
20,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	20,016
15,000		Liberty Property LP, 6.625%, 10/1/2017	15,840
50,000		Simon Property Group LP, 6.75%, 5/15/2014	55,489
		TOTAL	91,345

Principal Amount or Shares			Value
		Sovereign – 0.7%
$50,000		Corp Andina De Fomento, Note, 8.125%, 6/4/2019	61,172
		Technology – 1.7%
15,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	17,564
50,000		Harris Corp., 5.95%, 12/1/2017	55,364
25,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	27,865
50,000		Hewlett-Packard Co., Sr. Unsecd. Note, 5.50%, 3/1/2018	56,243
		TOTAL	157,036
		Transportation - Railroads – 0.6%
25,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	27,095
25,000		Union Pacific Corp., 4.875%, 1/15/2015	26,705
		TOTAL	53,800
		Transportation - Services – 0.5%
40,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	44,598
		Utility - Electric – 2.5%
25,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	27,588
20,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	22,027
20,000	[1,2]	Electricite De France SA, 5.50%, 1/26/2014	22,249
1,000		FirstEnergy Corp., 6.45%, 11/15/2011	1,058
15,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	14,904
41,635	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	45,939
20,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	21,741
10,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	10,878
25,000		Union Electric Co., 6.00%, 4/1/2018	27,067
35,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	37,958
		TOTAL	231,409
		Utility - Natural Gas Distributor – 0.8%
10,000		Atmos Energy Corp., 5.125%, 1/15/2013	10,693
25,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	32,815
25,000		Southern California Gas Co., 1st Mtg. Bond, 5.50%, 3/15/2014	27,965
		TOTAL	71,473
		Utility - Natural Gas Pipelines – 2.2%
50,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	54,554
40,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	43,726
20,000		Enterprise Products Operating LLC, Company Guarantee, 9.75%, 1/31/2014	24,154
25,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.85%, 9/15/2012	26,864
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	55,561
		TOTAL	204,859
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,822,758)	4,133,143
		Collateralized Mortgage Obligations – 4.4%
		Commercial Mortgage – 4.4%
100,000		JP Morgan Chase Commercial Mortgage Securities 2007-C1, Class A4, 5.716%, 2/15/2051	93,586
100,000		LB-UBS Commercial Mortgage Trust 2008-C1, Class A2, 6.323%, 4/15/2041	101,155
111,000		Merrill Lynch Mortgage Trust 2008-C1, Class A4, 5.69%, 2/12/2051	107,797
100,000		Morgan Stanley Capital, Inc., Class A4, 5.880%, 6/11/2049	98,080
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $330,965)	400,618
		U.S. Treasury – 39.4%
300,000	[3]	United States Treasury Note, 2.125%, 11/30/2014	302,461
500,000		United States Treasury Note, 2.25%, 1/31/2015	505,391

Principal Amount or Shares			Value
$2,000,000		United States Treasury Note, 2.625%, 12/31/2014	2,057,187
750,000		United States Treasury Note, 3.125%, 1/31/2017	768,340
		TOTAL U.S. TREASURY (IDENTIFIED COST $3,545,730)	3,633,379
		MUTUAL FUND – 10.6%
973,918	[4,5]	Prime Value Obligations Fund, Institutional Shares, 0.24% (AT NET ASSET VALUE)	973,918
		TOTAL INVESTMENTS — 99.2% (IDENTIFIED COST $8,673,371)[6]	9,141,058
		OTHER ASSETS AND LIABILITIES - NET — 0.8%[7]	75,726
		TOTAL NET ASSETS — 100%	$9,216,784

At May 31, 2010, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
8U.S. Treasury Notes 2-Year Short Futures	5	$1,090,703	September 2010	$(1,261)
8U.S. Treasury Notes 5-Year Short Futures	2	$233,344	September 2010	$683
8U. S. Treasury Bonds 30-Year Short Futures	6	$735,937	September 2010	$11,331
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$10,753

Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities - Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2010, these restricted securities amounted to $509,641, which represented 5.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2010, these liquid restricted securities amounted to $509,641, which represented 5.5% of total net assets.
3	Pledged as collateral to ensure Fund is able to satisfy the obligations of its outstanding long or short futures contracts.
4	Affiliated company.
5	7-Day net yield.
6	At May 31, 2010, the cost of investments for federal tax purposes was $8,673,371. The net unrealized appreciation of investments for federal tax purposes, excluding any unrealized appreciation resulting from futures contracts, was $467,687. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $494,998 and net unrealized depreciation from investments for those securities having an excess of cost over value of $27,311.
7	Assets, other than investments in securities, less liabilities.
8	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$4,133,143	$ —	$4,133,143
Collateralized Mortgage Obligations	—	400,618	—	400,618
U.S. Treasury	—	3,633,379	—	3,633,379
Mutual Fund	973,918	—	—	973,918
TOTAL SECURITIES	$973,918	$8,167,140	$ —	$9,141,058
OTHER FINANCIAL INSTRUMENTS*	$10,753	$ —	—	$10,753
*	Other financial instruments include futures contracts.

The following acronym is used throughout this portfolio:

REITs	— Real Estate Investment Trusts

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Institutional Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	July 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	July 21, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	July 21, 2010